Capital Management and Solvency - Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio (Detail) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of capital management and solvency [line items]
Total shareholders' equity - based on IFRS as adopted by the EU		€ 7,215	€ 7,475
Non-controlling interests and share options not yet exercised		221	203
CSM after tax		6,975	6,403
Adjusted valuation equity		14,411	14,080
Other equity instruments		1,972	1,951
Subordinated borrowings		1,653	2,244
Trust pass-through securities		113	111
Currency revaluation other equity instruments	[1]	52	50
Hybrid leverage		3,695	4,282
Senior debt		1,507	782
Senior leverage		1,507	782
Total gross financial leverage		5,201	5,064
Total capitalization		€ 19,612	€ 19,144
Gross financial leverage ratio		26.50%	26.50%
Fixed Charge Coverage		6.4	6.5
Perpetual contingent convertible securities [member]
Disclosure of capital management and solvency [line items]
Other equity instruments		€ 500	€ 500
Junior perpetual capital securities [member]
Disclosure of capital management and solvency [line items]
Other equity instruments		923	923
Perpetual cumulative subordinated bonds [member]
Disclosure of capital management and solvency [line items]
Other equity instruments		454	454
Non-cumulative subordinated notes [member]
Disclosure of capital management and solvency [line items]
Subordinated borrowings		€ 1,653	€ 2,244

[1]	Other equity instruments that are denominated in foreign currencies are, for the purpose of calculating hybrid leverage, revalued to the period-end exchange rate.